LONG TERM INVESTMENTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	$ 3,939,000	$ 4,176,000
Net Additions And (warrants Exercised)	31,000	109,000
Movements In Foreign Exchange	48,000	23,000
Fair Value Adjustments For The Period	(686,000)	(369,000)
Fair Value Of Long Term Investments, Ending Balance	3,332,000	3,939,000
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	3,880,000	4,176,000
Net Additions And (warrants Exercised)	0	0
Movements In Foreign Exchange	48,000	21,000
Fair Value Adjustments For The Period	(689,000)	(317,000)
Fair Value Of Long Term Investments, Ending Balance	3,239,000	3,880,000
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	59,000	0
Net Additions And (warrants Exercised)	31,000	109,000
Movements In Foreign Exchange	0	2,000
Fair Value Adjustments For The Period	3,000	(52,000)
Fair Value Of Long Term Investments, Ending Balance	$ 93,000	$ 59,000